Share-Based Compensation (Schedule Of Fair Value Of Options Granted Using Weighted-Average Assumptions) (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.86%		1.56%		2.04%
Expected volatility	59.20%		52.40%		65.40%
Expected dividend yield
Expected life		[1]		[1]		[1]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 10 months 24 days		4 years 9 months 18 days		4 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 9 months 18 days		7 years 6 months		7 years 6 months

[1]	The expected lives of options granted in 2012, as derived from the output of the binomial model, ranged from 4.9 years to 6.8 years (2011: 4.8 years to 7.5 years; 2010: 4.8 years to 7.5 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.